Empower Global Bond Fund Investment Strategy - Empower Global Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by companies, governments and government agencies located around the world. Bonds include fixed income securities of any maturity, such as mortgage-backed securities, U.S. government securities, asset-backed securities, Rule 144A fixed income securities, floating rate loans (limited to up to 20% of the Fund’s net assets) and other floating rate securities, Eurodollar and yankee dollar instruments, to-be-announced (“TBA”) securities, notes (including structured notes), bills, and debentures.Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities. The Fund’s investments may be denominated in both the U.S. dollar and currencies of other developing and emerging market countries and the Fund may invest without limit in developing and emerging markets. The Fund focuses on investment grade securities but may invest up to 25% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund may invest in exchange-traded funds (“ETFs”) and other pooled investment vehicles. The Fund may also invest in derivatives, including but not limited to futures contracts and options on futures contracts; forward foreign currency contracts; purchased and written options; purchased and written swaptions; and credit default, total return and interest rate swaps.The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and, overall, invests in a limited number of issuers relative to a diversified fund. Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC GAM UK”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Insight focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed income securities with the most potential for added value.•RBC GAM UK’s investment process combines a top-down focus on structural trends in policy and politics and impacts on global fixed income markets with a bottom-up relative value strategy for security and sector selection.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to Insight and a 50% allocation of the Fund’s assets to RBC GAM UK. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.